Goodwill and other intangible assets (Details) - GBP (£)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals			£ 0
Amortisation of intangible assets	£ 1,173,000	£ 1,179,000	3,499,000	£ 3,462,000
Impairment charge			0
Cost | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions			189,000
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			3,499,000
Amortization | Computer equipment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			35,000
Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			11,000
Amortization | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets			£ 3,452,000